LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES.
Schedule of current and non-current energy supplies

	Annual rates on 12/31/2023
	Minimum	Maximum	12/31/2023	12/31/2022
Loans and Financing
Amazonas Energia S.A.	5.00%	16.10%	4,593,471	4,596,971
AES Eletropaulo	—	—	—	354,779
Equatorial Alagoas Distribuidora de Energia S.A.	—	—	—	389,979
Boa Vista S.A.	5.89%	15.84%	154,276	148,219
Itaipu Binacional	—	—	—	84,133
Others	5.00%	10.00%	188,094	183,653
(-) ECL			(4,757,692)	(4,736,089)
Total			178,149	1,021,645

Bonds
Transnorte Energia	13.79%	13.79%	450,000	—
			450,000	—

Principal			286,410	671,236
Charges			81,330	21,603
Current			367,740	692,839

Non-current			260,409	328,806

			628,149	1,021,645

Schedule of movement of loans receivable

	2023	2022
Opening balance as of January 1	1,021,645	5,843,527
Effect on cash flow:
Purchase Debentures	450,000	—
Receiving of principal	(982,425)	(2,100,842)
Interest received	(86,013)	(93,965)
Non-cash effect:
ECL	(21,618)	(3,347,749)
Recognition/derecognition of RGR	13,710	(573,008)
Loss from write-off of Itaipu receivables	—	(46,751)
Interest and charges incurred	205,527	742,314
Exchange rate changes	(1,428)	(49,577)
Monetary variations incurred	28,751	60,629
Effects of Deconsolidation - Eletronuclear	—	587,067
Final balance on December 31	628,149	1,021,645